CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Non-current portion of deferred revenue	¥ 98	$ 15	¥ 185
Deferred tax liability	5,451	856	5,451
Long-term operating lease liabilities	1,475	231	4,048	$ 231
Other non-current liabilities	¥ 957	$ 150	¥ 1,498
Treasury stock, common, shares	14,907,047	14,907,047	14,907,047	14,907,047
Consolidated VIEs without recourse to primary beneficiary
Non-current portion of deferred revenue | ¥	¥ 98		¥ 185
Deferred tax liability | ¥	0		0
Long-term operating lease liabilities | ¥	0		978
Other non-current liabilities | ¥	¥ 0		¥ 0
Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000	800,000,000
Common stock, shares issued	268,202,667	268,202,667	268,202,667	268,202,667
Common stock, shares outstanding	252,501,213	252,501,213	250,477,368	250,477,368
Class B ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Common stock, shares issued	55,260,580	55,260,580	55,260,580	55,260,580
Common stock, shares outstanding	55,260,580	55,260,580	55,260,580	55,260,580